GUARANTEE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2020
Schedule of movement of guarantee liabilities

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Guarantee liabilities – stand ready	146,427	388,307	207,997
Guarantee liabilities – contingent (i)	—	—	702,952
	146,427	388,307	910,949

Guarantee liabilities - stand ready
Schedule of movement of guarantee liabilities

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Beginning balance of the period	76,325	173,907	321,255	388,307
Changes on initial application of ASU 2016-13	—	—	—	(135,839)
Fair value of guarantee liabilities upon the inception of new guarantees	284,452	403,370	405,084	—
Guarantee settled	(184,586)	(257,953)	(398,167)	—
(Gains)/losses from guarantee liabilities	(2,284)	1,931	362,597	—
Reclassified as liabilities held for sale (Note 3)	(33,802)	(174,828)	—	—
Net assets transferred (Note 3)	—	—	(302,462)	—
Guarantee income (Note 21)	—	—	—	(44,471)
Ending balance of the period	140,105	146,427	388,307	207,997

Guarantee liabilities - contingent
Schedule of movement of guarantee liabilities

For the three
months ended
March 31,
2020
RMB
(Unaudited)
Beginning balance of the period	—
Changes on initial application of ASU 2016-13	224,834
Guarantee settled	(326,204)
Provision for credit losses	804,322
Ending balance of the period	702,952